Capital Stock (Detail Textuals)	12 Months Ended
Dec. 31, 2017 shares
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares reserved for issuance of stock options	2,934,403
Stock options term	10 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options term	5 years